OPTIONS AND WARRANTS	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
OPTIONS AND WARRANTS [Text Block]

NOTE 5 - OPTIONS AND WARRANTS

Effective as of April 12, 2019, the Company issued an aggregate of 74,000 shares of our common stock upon exercise of our common stock purchase warrants with an exercise price of CAD$2.90 (US$2.17) per share for aggregate gross proceeds of $160,486.

Effective as of April 26, 2019, the Company issued an aggregate of 1,700,000 shares of our common stock upon exercise of our common stock purchase warrants with an exercise price of $0.60 per share for aggregate gross proceeds of $1,020,000. The closing of the exercise of these warrants occurred on May 7, 2019.

Effective as of September 3, 2019, the Company issued an aggregate of 2,200,000 shares of our common stock upon exercise of our common stock purchase warrants with an exercise price of $0.60 per share for aggregate gross proceeds of $1.320,000.

All of these shares were issued to non-U.S. persons (as the term is defined in Regulation S of the Securities Act of 1933, as amended) in an offshore transaction relying on Regulation S and/or Section 4(a)(2) of the Securities act of 1933, as amended.

On April 1, 2019 the Company was required to adopt new guidance for non-employee stock options as set forth in ASC 718. Previously the Company recorded stock compensation expense on each annual vesting date which was determined to be the measurement date and valued each tranche of vested options. Under the new guidance the Company determined the value using Black-Scholes of all of the options on April 1, 2019, the inception date which became the new measurement date and calculated what the straight line amortization would be by period. As a result the Company recorded stock option expense for the three and six months ended September 30, 2019 of $162,605 and $1,266,345, respectively. The remaining 357,500 unvested options are valued at $379,411 and that amount will be amortized over the remaining 7 month vesting period ending April 2020.

NOTE 6 – OPTIONS AND WARRANTS

Stock Option Awards

Effective October 7, 2013, our board of directors adopted and approved our 2013 equity incentive plan. The plan was approved by a majority of our stockholders on October 7, 2013. On October 31, 2014, our board of directors amended our 2013 equity incentive plan to, among other things, increase the number of shares of stock of our company available for the grant of awards under the plan from 20,000,000 shares to 35,000,000 shares. The purpose of the plan is to (a) enable our company and any of our affiliates to attract and retain the types of employees, consultants and directors who will contribute to our company’s long range success; (b) provide incentives that align the interests of employees, consultants and directors with those of the stockholders of our company; and (c) promote the success of our company’s business. Effective as of December 30, 2015, we effected a 50-for-1 reverse stock split of our authorized and issued and outstanding shares of common stock which decreased the number of shares of stock of our company available for the grant of awards under the plan from 35,000,000 shares to 700,000 shares. Effective as of January 20, 2016, our board of directors amended the plan to increase the number of shares of stock of our company available for the grant of awards under the plan from 700,000 to 7,700,000. The plan enabled us to grant awards of a maximum of 7,700,000 shares of our stock and awards that may be granted under the plan included incentive stock options, non-qualified stock options, stock appreciation rights, restricted awards and performance compensation awards.

Our 2013 equity incentive plan has been suspended in connection with our application to list our common stock on the TSX Venture Exchange, but the suspension does not affect any awards, including any stock options, already granted under the plan.

On April 25, 2018, our board of directors adopted the 2018 Stock Option Plan, pursuant to which we may grant stock options to acquire up to a total of 5,171,612 shares of our common stock, including any other shares of our common stock which may be issued pursuant to any other stock options granted by our company outside the plan. We adopted the plan in connection with our application to list our common stock on the TSX Venture Exchange. The purpose of the plan is to retain the services of valued key employees and consultants of our company and such other persons as our board of directors selects, and to encourage such persons to acquire a greater proprietary interest in our company, thereby strengthening their incentive to achieve the objectives of our stockholders, and to serve as an aid and inducement in the hiring of new employees and to provide an equity incentive to consultants and other persons selected by our board of directors.

Effective April 28, 2017, we granted a total of 1,790,000 stock options to our directors, officers, consultants employees. The stock options are exercisable at the exercise price of $1.29 per share for a period of ten years from the date of grant. 360,000 of the stock options vest as follows: (i) 120,000 upon the date of grant; and (ii) 120,000 on each anniversary date of grant. 1,430,000 of the stock options vest as follows: (i) 357,500 upon the date of grant; and (ii) 357,500 on each anniversary date of grant. We granted the stock options to 12 U.S. Persons and 3 non U.S. Persons (as that term is defined in Regulation S of the Securities Act of 1933) and in issuing securities we relied on the registration exemption provided for in Regulation S and/or Section 4(a)(2) of the Securities Act of 1933.

For the years ended March 31, 2019 and March 31, 2018 the Company has recognized compensation expense of $393,460 and $549,602 respectively, on the stock options granted in April 2017 that vested. The unvested amounts will be amoritized over the next two years. The fair value of the unvested shares is $786,920 as of March 31, 2019. The aggregate intrinsic value of outstanding options was $4,114,439 at March 31, 2019. Stock option activity summary covering options is presented in the table below:

			Weighted-
		Weighted-	Average
		Average	Remaining
	Number of	Exercise	Contractual
	Shares	Price	Term (years)
Outstanding at March 31, 2017	4,145,800	$0.92	7.7
Granted	1,790,000	1.29	9.1
Exercised	(181,000)	0.52	9.7
Expired/Forfeited	(3,320,800)	0.55	6.9
Outstanding at March 31, 2018	2,434,000	1.09	8.0
Granted	-	-	-
Exercised	(161,100)	1.03	4.5
Expired/Forfeited	-	-	-
Outstanding at March 31, 2019	2,272,900	1.09	4.5
Exercisable at March 31, 2019	1,477,710	0.98	4.5

Warrants

On March 1, 2018, pursuant to Warrant Amendment Agreements dated February 22, 2018 with 16 holders (the “Holders”) of our common stock purchase warrants (the “existing warrants”), we issued an aggregate of 3,900,000 shares of our common stock upon exercise of the Existing Warrants at an exercise price of $0.50 per share for aggregate gross proceeds of $1,950,000. The Existing Warrants were issued by us as part of an offering that closed on March 4, 2016. In addition, pursuant to the Warrant Amendment Agreements, we issued new common stock purchase warrants of our company (the “New Warrants”) in the form of the Existing Warrants to purchase up to a number of shares of our common stock equal to the number of Existing Warrants exercised by the Holders, provided that (i) the exercise price of the New Warrants is $0.60 per share, subject to adjustment in the New Warrants, (ii) the expiry date of the New Warrants is September 1, 2019 and (iii) the New Warrants are non-transferable.

On May 31, 2018, the Company issued 5,131,665 Units of the Company at a price of US$0.75 per Unit for aggregate gross proceeds of US$3,848,749. Each Unit consisted of one share of common stock of the Company (each, a “Share”) and one-half of one share purchase warrant (each whole warrant, a “Warrant”). One Warrant entitles the holder thereof to purchase one additional Share of the Company (each, a “Warrant Share”) at a price of US$0.90 per Warrant Share for a period of two years from closing.

On October 1, 2018, the Company closed a non-brokered private placement financing (the “Financing”) of 1,619,947 units (each, a “Unit”) at a price of CDN$2.50 per Unit for gross proceeds of $2,979,596. Each Unit consists of one share of common stock of the Company (each, a “Share”) and one share purchase warrant (each, a “Warrant”), with each Warrant entitling the holder thereof to purchase one additional Share at a price of CDN$2.90 per Share for a period of two years. All securities issued in the Financing were subject to a Canadian holding period which expired on January 28, 2019. The Company paid finder’s fees of $123,572 and issued 49,428 warrants.

The following is a summary of the status of all of our warrants as of March 31, 2019 and changes during the years ended on that date:

		Weighted-
	Number	Average
	of Warrants	Exercise Price
Outstanding at March 31, 2017	4,192,916	$0.79
Granted	3,900,000	0.50
Exercised	(3,900,000)	0.50
Cancelled or Expired	(162,858)	4.71
Outstanding at March 31, 2018	4,030,059	0.79
Granted	4,252,541	1.40
Exercised	(2,092,052)	0.90
Cancelled or Expired	2,326	27.50
Outstanding at March 31, 2019	6,188,222	1.16
Warrants exercisable at March 31, 2019	6,188,222	1.16

The following table summarizes information about stock warrants outstanding and exercisable at March 31, 2019:

STOCK WARRANTS OUTSTANDING

	Number of	Weighted-Average
	Warrants	Remaining Contractual
Exercise Price	Outstanding	Life in Years
$9.375	19,066	0.08
7.50	6,667	0.08
5.00	102,000	0.90
2.17(*)	1,686,157	1.5
0.90	474,332	1.2
0.60	3,900,000	1.4

*Note – The warrant exercise price is C$ 2.90 = U.S. $2.17 (rate 1.3352) at 03/31/19